Payroll and Related Benefits - Summary of Number of Full Time Equivalents (Detail) - Employees	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Share Of Equity Investment [line items]
Total number of full time equivalents	169,339	163,695	171,915
Parent [member]
Disclosure Of Share Of Equity Investment [line items]
Total number of full time equivalents	214	204	204
Other subsidiaries [member]
Disclosure Of Share Of Equity Investment [line items]
Total number of full time equivalents	169,125	163,491	171,711